Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

14. Commitments and Contingencies

Operating and financing leases

On October 10, 2022, Calidi entered into an Office Lease Agreement (the “San Diego Lease”) of a building containing 15,197 square feet of rentable space located in San Diego, California (the “Premises”) that will serve as Calidi’s new principal executive and administrative offices and laboratory facility. Calidi completed constructing tenant improvements at the Premises on February 27, 2023, and moved into the Premises by the end of March 2023.

To secure and execute the San Diego Lease, Mr. Allan Camaisa provided a personal Guaranty of Lease of up to $0.9 million (the “Guaranty”) to the lessor for Calidi’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, Calidi agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first.

The San Diego Lease has an initial term of 48 calendar months, from the first day of the first full month following which the “Commencement Date” occurs (the “Term”), which was March 1, 2023.

Beginning on the Commencement Date, Calidi pays base monthly rent in the amount of $0.1 million during the first 12 months of the Term, plus a management fee equal to 3.0% of base rent. Base monthly rent will increase annually, over the base monthly rent then in effect, by 3.0%.

In addition to base monthly rent and management fees, Calidi will pay in monthly installments its share of (a) all costs and expenses, other than certain excluded expenses, incurred by the lessor in each calendar year in connection with operating, maintaining, repairing (including replacements if repairs are not feasible or would not be effective) and managing the Premises and the building in which the Premises are located (“Expenses”), and (b) all real estate taxes and assessments on the Premises and the building in which the Premises are located, all personal property taxes for property that is owned by Landlord and used in connection with the operation, maintenance and repair of the Premises (“Taxes”).

Upon execution of the San Diego Lease, Calidi provided the lessor a payment of $0.1 million as first month base rent and prepaid operating expenses, and a letter of credit in the amount of $0.1 million issued by a bank in the name of the lessor. To obtain the letter of credit, Calidi has provided the issuing bank with a restricted cash deposit that the bank will hold to cover its obligation to pay any draws on the letter of credit by the lessor. The restricted cash may not be used for any other purpose (see Note 2). The prepaid rent was included in the initial accounting of the San Diego Lease in accordance with operating leases under ASC 842, as presented in the tables below.

On April 1, 2022, StemVac entered into an office lease which includes laboratory space which expires on September 30, 2027, with monthly payments of 4,000 Euros per month.

Operating lease expense recognized in accordance with ASC 842 during the three months ended September 30, 2023 and 2022 was approximately $0.4 million and $0.3 million, respectively, and during the nine months ended September 30, 2023 and 2022 was approximately $1.3 million and $0.6 million, respectively.

Calidi is also party to certain financing leases for machinery and equipment (see Note 6).

The following table presents supplemental cash flow information related to operating and financing leases for the periods presented (in thousands):

	Nine months Ended September 30,
Cash paid for amounts included in the measurement of lease liabilities:	2023	2022
Operating cash flows from operating leases	$1,325	$114
Operating cash flows from financing leases	53	11
Financing cash flows from financing leases	13	58
Right-of-use assets obtained in exchange for new lease liabilities:
Operating lease	$4,735	$205

The following table presents supplemental balance sheet information related to operating and financing leases as of September 30, 2023 (in thousands, except lease term and discount rate):

Operating leases
Right-of-use assets, net	$4,331	$193
Right-of-use lease liabilities, current	$994	$40
Right-of-use lease liabilities, noncurrent	3,299	152
Total operating lease liabilities	$4,293	$192
Financing Leases
Machinery and equipment, gross	$414	$270
Accumulated depreciation	(223)	(151)
Machinery and equipment, net	$191	$119
Current liabilities	$62	$47
Noncurrent liabilities	96	65
Total financing lease liabilities	$158	$112
Weighted average remaining lease term
Operating leases	3.4 years	4.4 years
Financing leases	2.9 years	3.1 years
Weighted average discount rate
Operating leases	11.78%	5.90%
Financing leases	8.44%	13.39%

The following table presents future minimum lease commitments as of September 30, 2023 (in thousands):

	Operating Leases	Financing Leases
Year Ending December 31,
2023 (October – December)	$347	$21
2024	1,423	64
2025	1,464	43
2026 and thereafter	1,993	46
Total minimum lease payments	5,227	174
Less: amounts representing interest	(934)	(16)
Present value of net minimum lease payments	$4,293	$158

Litigation — General

Calidi is subject to various claims and contingencies in the ordinary course of its business, including those related to litigation, business transactions, employee-related matters, and other matters. At each reporting date, Calidi evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, Calidi will record a liability for the loss. If the loss is not probable or the amount of the loss cannot be reasonably estimated, Calidi discloses the claim if the likelihood of a potential loss is reasonably possible, and the amount involved could be material. Calidi expenses the costs related to legal proceedings as incurred. See Note 5 and the other legal matters discussed below. Other than the matter discussed below, Calidi is not currently party to any material legal proceedings.

Legal proceedings

Terminated Physician Agreement Matter

On July 19, 2016, Calidi entered into a Partnership Agreement between certain physicians (the “Physicians”, as one of the “partners”) and Calidi for the Physicians to provide certain services to Calidi. In connection with the Partnership Agreement, Calidi granted the Physicians stock options as consideration for those services pursuant to Calidi’s Equity Incentive Plan (the “Plan”). The Partnership Agreement was deemed terminated on March 21, 2018. Pursuant to the terms of the stock option agreements and the Plan, the Physicians had three months from the termination date to exercise their vested stock options before those options would automatically expire and cancel unexercised, while all unvested stock options are forfeited immediately on the termination date. The Physicians did not elect to exercise any of their vested options thereby resulting in full cancellation of those options in accordance with the Plan.

On March 14, 2022, the Physicians filed a lawsuit against Calidi in San Diego Superior Court, seeking, among other claims, declaratory relief and claiming that the stock options granted to them pursuant to the Partnership Agreement, have not expired and remain exercisable by the Physicians. The Physicians are claiming 3,000,000 in vested stock options to be valid and exercisable, even though the Physicians have not provided any services to Calidi since the March 2018 termination date.

On December 6, 2022, Calidi and the Physicians participated in mediation in San Diego, California. In order to attempt to settle all claims and avoid a costly trial, Calidi offered the Physicians 50,000 shares of Calidi common stock valued at $3.86 per share and 100,000 options to purchase Calidi common stock at an exercise price of $3.86 per share in full settlement of the claims. As of December 31, 2022, Calidi estimated this offer of settlement to be valued at approximately $0.2 million and all settleable in noncash consideration, which was rejected. At the mediation, the Physicians were demanding one million options to purchase Calidi common stock at 25 cents per share, one million options to purchase Calidi common stock at $3.86 per share, plus 250,000 shares of Calidi common stock, which amounts to an aggregate claims value of approximately $5.0 million as of December 31, 2022. The mediation was terminated without settlement and Calidi is planning to go to trial with a preliminary trial date set for March 8, 2024 in San Diego Superior Court. On March 24, 2023, Calidi initiated an arbitration proceeding with the American Health Lawyers Association seeking declaratory relief under Delaware law, specifically to determine that the Partnership Agreement was terminated in 2018, which is not a matter before the San Diego Superior Court. The arbitration was stayed by the Superior Court, pending the related civil action. Based on the stay, Calidi has moved for a judgment on the pleadings to be heard in January 2024. An arbitration date has not yet been set and there is no assurance that Calidi will prevail in the motion or in the arbitration.

While Calidi is unable to provide any assurances as to the ultimate outcome of this matter, Calidi believes the allegations in the Physician’s complaint are without merit, and Calidi intends to vigorously defend against them. Although it is reasonably possible that the range of loss on this matter may be estimated to be between approximately $0.2 million and $4.9 million in a settlement based on the value of Calidi common stock as of September 30, 2023, Calidi believes that the proposed offer estimate of $0.2 million is the amount that is probable and estimable and has accrued this amount as of September 30, 2023, included in accrued expenses and other current liabilities in the accompanying condensed consolidated balance sheets. Calidi is currently unable to estimate the costs and timing of litigation, if any, including any potential damages in excess of the amounts accrued if the Physicians were to prevail on the claims.

Tax Filings

Calidi tax filings are subject to audit by taxing authorities in jurisdictions where it conducts business. These audits may result in assessments of additional taxes that are subsequently resolved with the authorities or potentially through the courts. Management believes Calidi has adequately provided for any ultimate amounts that are likely to result from these audits; however, final assessments, if any, could be significantly different than the amounts recorded in the unaudited condensed consolidated financial statements.

Employment Contracts

Calidi has entered into employment and severance benefit contracts with certain executive officers and other employees. Under the provisions of the contracts, Calidi may be required to incur severance obligations for matters relating to changes in control, as defined, and certain terminations of those executives and employees. As of September 30, 2023 and December 31, 2022, Calidi had not accrued any such benefits except for the severance accrual for Mr. Ng discussed below.

Manufacturing and other supplier contracts

Calidi has entered into certain manufacturing and other supplier agreements with vendors principally for manufacturing drug product for clinical trials and continued development of the CLD-101 and CLD-201 programs, amounting to approximately $6.6 million in aggregate commitments, of which 2.2 million are denominated in Australian dollars (approximately $1.4 million) and 0.8 million are denominated in Euros (approximately $0.8 million) as of September 30, 2023.

As of September 30, 2023, Calidi had incurred approximately $5.1 million under these various agreements included in accounts payable and accrued expenses and other current liabilities and expects to incur the remaining amount during the remainder of 2023.

License Agreements with City of Hope and the University of Chicago

On June 7, 2021, Calidi entered into a License Agreement with Northwestern University (“Northwestern”) (the “Northwestern Agreement”) for the exclusive commercialization rights to the investigational new drug (“IND”) and data generated from Northwestern’s phase 1 clinical trial treating brain tumor patients with an engineered oncolytic adenovirus delivered by neural stem cells (“NSC-CRAd-S-pk7”). Under the Northwestern Agreement, among other rights, Northwestern granted to Calidi a worldwide, twelve-year exclusivity for the commercial development of NSC-CRAd-S-pk7 or other oncolytic viruses for therapeutic and preventive uses in oncology and a right of reference to Northwestern’s IND application which relates to the treatment of newly diagnosed HGG.

Pursuant to the Northwestern Agreement, Calidi agreed to a best-efforts commitment to fund up to $10 million towards a phase 2 clinical trial of NSC-CRAd-S-pk7 or other oncolytic viruses. Subject to the terms and conditions of the Northwestern Agreement, Northwestern may become entitled to receive contingent payments from Calidi based on, if any (i) sublicense royalty payments of double-digit percentage for any sublicensing revenue that Calidi earns and, (ii) in the event of an assignment or transfer of licensed data, with the consent of Northwestern, a small percentage of the fair market value of any consideration received.

On October 14, 2021, Calidi entered into a Material License Agreement with Northwestern to license the NSC-CRAd-S-pk7 oncolytic virus materials which Calidi intends to use to continue advancing its research, development and commercialization efforts of the NNV1 and NNV2 programs.

As of the date of issuance of these unaudited condensed consolidated financial statements, it is not probable that Calidi will make these payments, if any at all. Calidi will record the contingent payments if and when they become payable, in accordance with the applicable guidance.

License Agreement with City of Hope and the University of Chicago

On July 22, 2021, Calidi entered into an Exclusive License Agreement with City of Hope (“COH”) and the University of Chicago (the “City of Hope Agreement”) for patents covering cancer therapies using an oncolytic adenovirus loaded into allogeneic neural stem cells for treatment of HGG. Pursuant to the City of Hope Agreement, COH transferred its IND to Calidi for the commercial development of a licensed product, as defined in the City of Hope Agreement. This agreement grants to Calidi commercial exclusivity in using neural stem cells with the adenovirus known as CRAd-S-pk7 for oncolytic virotherapy.

The City of Hope Agreement provides for Calidi to pay royalties in low single digit percentage of net sales generated for any product of the licensed patents for specific periods, and to pay up to $18.7 million if certain milestones are achieved during the clinical trials and post commercialization of the licensed product.

As of the date of the issuance of these consolidated financial statements, it is not probable that Calidi will make these payments. Calidi will record the contingent payments if and when they become payable, in accordance with the applicable guidance.

Indemnification

In the normal course of business, Calidi may provide indemnification of varying scope under Calidi’s agreements with other companies or consultants, typically Calidi’s clinical research organizations, investigators, clinical sites, suppliers and others. Pursuant to these agreements, Calidi will generally agree to indemnify, hold harmless, and reimburse the indemnified parties for losses and expenses suffered or incurred by the indemnified parties arising from claims of third parties. Indemnification provisions could also cover third party infringement claims with respect to patent rights, copyrights, or other intellectual property pertaining to Calidi. Calidi’s office and laboratory facility leases also will generally contain indemnification obligations, including obligations for indemnification of the lessor for environmental law matters and injuries to persons or property of others, arising from Calidi’s use or occupancy of the leased property. The term of these indemnification agreements will generally continue in effect after the termination or expiration of the particular research, development, services, lease, or other agreement to which they relate. The potential future payments Calidi could be required to make under these indemnification agreements will generally not be subject to any specified maximum amounts. Historically, Calidi has not been subject to any claims or demands for indemnification. Calidi also maintains various liability insurance policies that limit Calidi’s financial exposure. As a result, Calidi management believes that the fair value of these indemnification agreements is minimal. Accordingly, Calidi has not recorded any liabilities for these agreements as of September 30, 2023 and December 31, 2022.

Separation Agreement with Chief Operating Officer and President

On June 23, 2023, Calidi entered into a Separation and Release Agreement (“Separation Agreement”) with George Ng, Chief Operating Officer and President, effective on that date. In accordance with the provisions of the Separation Agreement, Calidi will pay Mr. Ng in the amount of $0.5 million payable in a lump sum due one year after the effective date, and in the event that this amount is not paid when due, the unpaid amount will accrue interest at the rate of 8.0% per annum to be paid no later than the two year anniversary of the effective date. Calidi will also pay for certain benefits, including healthcare for six months following the effective date.

Mr. Ng also agreed to convert approximately $0.2 million due to him for a contingent bonus and certain prior consulting services into a SAFE agreement with terms substantially similar to the 2023 SAFEs discussed in Note 8.

Mr. Ng will continue to serve as a director on the Calidi board and an advisor with continued vesting of Mr. Ng’s previously granted stock options pursuant to the terms of the Calidi equity incentive plan.

Settlement, deferral or payment of deferred compensation of certain executives and a director

On August 31, 2023, Mr. Camaisa and Mr. Leftwich entered into certain amendments with respect to their deferred compensation arrangements in connection with the FLAG Merger. Mr. Camaisa agreed to settle approximately $0.7 million of deferred compensation with 469,719 FLAG warrants issuable at the Closing, and Mr. Leftwich agreed to defer approximately $0.5 million of deferred compensation, combined with the deferral of certain term notes discussed above, to January 1, 2025, which will include accrued interest at 24% per annum payable at maturity. This deferred compensation is included in other long-term liabilities in the unaudited condensed consolidated balance sheets.

On September 12, 2023, Mr. Kalajian was issued 46,826 shares of common stock in exchange for settlement of $333,000 in deferred compensation.

Approximately $1.6 million in deferred compensation for certain executives and directors was paid at or shortly after the Closing in accordance with the executives’ employment contracts, with the full amount having been paid as September 30, 2023.

14. Commitments and Contingencies

Operating and financing leases

In November 2020, Calidi entered into an operating lease agreement for its corporate headquarters and laboratory space in La Jolla, California, which expired on July 31, 2022 as to the corporate headquarters space but was extended as to the laboratory space through March 31, 2023 with a monthly payment of $54,453.

On April 1, 2022, StemVac entered into an office lease which includes laboratory space which expires on March 31, 2027, with monthly payments of 4,047 Euros per month.

On August 29, 2022, Calidi entered into a short-term office lease for its corporate headquarters which expired on February 28, 2023, with monthly payments of $43,226.

Office Lease Agreement

On October 10, 2022, Calidi entered into an Office Lease Agreement (the “San Diego Lease”) of a building containing 15,197 square feet of rentable space located in San Diego, California (the “Premises”) that will serve as Calidi’s new principal executive and administrative offices and laboratory facility. Calidi completed constructing tenant improvements at the Premises on February 27, 2023 and expects move into the Premises by end of March 2023.

To secure and execute the San Diego Lease, Mr. Allan Camaisa provided a personal Guaranty of Lease of up to $900,000 (the “Guaranty”) to the lessor for Calidi’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, Calidi agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first (see Note 7).

The San Diego Lease has an initial term of 48 calendar months, from the first day of the first full month following which the “Commencement Date” occurs (the “Term”), which occurred on February 27, 2023.

Beginning on the Commencement Date, Calidi will pay base monthly rent in the amount of $107,899 during the first 12 months of the Term, plus a management fee equal to 3.0% of base rent. Base monthly rent will increase annually, over the base monthly rent then in effect, by 3.0%.

In addition to base monthly rent and management fees, Calidi will pay in monthly installments its share of (a) all costs and expenses, other than certain excluded expenses, incurred by the lessor in each calendar year in connection with operating, maintaining, repairing (including replacements if repairs are not feasible or would not be effective) and managing the Premises and the building in which the Premises are located (“Expenses”), and (b) all real estate taxes and assessments on the Premises and the building in which the Premises are located, all personal property taxes for property that is owned by Landlord and used in connection with the operation, maintenance and repair of the Premises (“Taxes”).

Calidi was obligated to pay approximately 20.7% of Expenses and Taxes during the period prior to the Commencement Date for its use of the laboratory portion of the Premises for purposes of monitoring its tenant improvements under construction.

The lessor has agreed to provide Calidi with a “Tenant Improvement Allowance” in the amount of $303,940 to pay for the plan, design, permitting, and construction of the improvements at the Premises primarily related to the laboratory space, which are principally related to infrastructure improvements and continue to be assets owned by the lessor during construction. As of the Commencement Date, Calidi had incurred approximately $128,000 of costs in excess of the Tenant Improvement Allowance for which Calidi will be responsible for payment.

Upon execution of the San Diego Lease, Calidi has provided the lessor a payment of $133,582 as first month base rent and prepaid operating expenses, and a letter of credit in the amount of $117,904 issued by a bank in the name of the lessor. To obtain the letter of credit, Calidi has provided the issuing bank with a restricted cash deposit that the bank will hold to cover its obligation to pay any draws on the letter of credit by the lessor. The restricted cash may not be used for any other purpose (see Note 2).

Calidi is also party to certain financing leases for machinery and equipment (see Note 6).

The following table presents supplemental cash flow information related to operating and financing leases for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases (1)	$877	$339
Operating cash flows from financing leases	14	6
Financing cash flows from financing leases	81	30
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$204	$68

(1)	Includes payments made for operating leases with a term of one year or less.

The following table presents supplemental balance sheet information related to operating and financing leases as of December 31, 2022 and 2021 (in thousands, except lease term and discount rate):

	December 31,
	2022	2021
Operating leases
Right-of-use assets, net	$199	$88
Right-of-use lease liabilities, current	$44	$90
Right-of-use lease liabilities, noncurrent	305	5
Total operating lease liabilities	$349	$95
Financing Leases
Machinery and equipment, gross	$417	205
Accumulated depreciation	(173)	(119)
Machinery and equipment, net	$244	$86
Current liabilities	$72	46
Noncurrent liabilities	142	38
Total financing lease liabilities	$214	$84
Weighted average remaining lease term
Operating leases	4.3 years	0.5 years
Financing leases	3.5 years	2.6 years
Weighted average discount rate
Operating leases	5.9%	5.70%
Financing leases	9.14%	17.46%

The following table presents future minimum lease commitments as of December 31, 2022 (in thousands):

	Operating Leases	Financing Leases
Year Ending December 31,
2023	55	87
2024	54	65
2025	52	43
2026	52	41
2027 and thereafter	238	7
Total minimum lease payments	451	243
Less: amounts representing interest	(102)	(29)
Present value of net minimum lease payments	$349	$214

Litigation — General

Calidi is subject to various claims and contingencies in the ordinary course of its business, including those related to litigation, business transactions, employee-related matters, and other matters. At each reporting date, Calidi evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, Calidi will record a liability for the loss. If the loss is not probable or the amount of the loss cannot be reasonably estimated, Calidi discloses the claim if the likelihood of a potential loss is reasonably possible, and the amount involved could be material. Calidi expenses the costs related to legal proceedings as incurred. See Note 5 and the other legal matters discussed below. Other than the matter discussed below, Calidi is not currently party to any material legal proceedings.

Legal proceedings

Former Employee Matter

On November 19, 2021, Calidi terminated an at-will employee (“former employee”). On November 24, 2021, Calidi received a demand letter from the former employee’s attorney alleging monetary damages, primarily relating to wrongful termination and breach of an advisory contract. On December 10, 2021, Calidi filed a lawsuit in San Diego Superior Court against the former employee for misappropriation of Calidi confidential information. On February 8, 2022, Calidi was served by the former employee with a counter lawsuit filed in San Diego Superior Court, alleging, among other things, wrongful termination, breach of contract, breach of implied covenant of good faith and fair dealing, and intentional infliction of emotional distress.

As of December 31, 2021, Calidi accrued approximately $256,000 as a liability to the former employee included in accrued expenses and other current liabilities, which was the amount considered to be probable and estimable on this matter in accordance with ASC 450, Contingencies.

On May 26, 2022, the parties entered into a Confidential Settlement Agreement and Mutual Release of Claims (the “Former Employee Settlement Agreement”), in which the parties agreed to settle and release each other of all claims, agreed to confidentiality and other covenants. According to the principal terms of the Former Employee Settlement Agreement, Calidi agreed to pay the former employee $300,000 in cash, payable in three installments of $100,000 each on September 1, 2022, November 1, 2022, and December 1, 2022, respectively, plus issue 250,000 shares of Calidi common stock valued at $3.86 per share and a transfer of 170,000 shares of Calidi common stock from Mr. Camaisa’s personal holdings to the former employee, also valued at $3.86 per share. The aggregate, cash and stock value of the settlement was approximately $1.9 million. Calidi issued the 250,000 shares of common stock and Mr. Camaisa transferred his portion of the shares to the former employee on the settlement date.

As of December 31, 2022, Calidi had completed all payments due pursuant to the Former Employee Settlement Agreement.

Terminated Physician Agreement Matter

On July 19, 2016, Calidi entered into a Partnership Agreement between certain physicians (the “Physicians”, as one of the “partners”) and Calidi for the Physicians to provide certain services to Calidi. In connection with the Partnership Agreement, Calidi granted the Physicians stock options as consideration for those services pursuant to Calidi’s Equity Incentive Plan (the “Plan”). The Partnership Agreement was deemed terminated on March 21, 2018. Pursuant to the terms of the stock option agreements and the Plan, the Physicians had three months from the termination date to exercise their vested stock options before those options would automatically expire and cancel unexercised, while all unvested stock options are forfeited immediately on the termination date. The Physicians did not elect to exercise any of their vested options thereby resulting in full cancellation of those options in accordance with the Plan.

On March 14, 2022, the Physicians filed a lawsuit against Calidi in San Diego Superior Court, seeking, among other claims, declaratory relief and claiming that the stock options granted to them pursuant to the Partnership Agreement, have not expired and remain exercisable by the Physicians. The Physicians are claiming 3,000,000 in vested stock options to be valid and exercisable, even though the Physicians have not provided any services to Calidi since the March 2018 termination date.

On December 6, 2022, Calidi and the Physicians participated in mediation in San Diego, California. In order to attempt to settle all claims and avoid a costly trial, Calidi offered the Physicians 50,000 shares of Calidi common stock valued at $3.86 per share and 100,000 options to purchase Calidi common stock at an exercise price of $3.86 per share in full settlement of the claims. As of December 31, 2022, Calidi estimated this offer of settlement to be valued at approximately $207,000 and all settleable in noncash consideration, which was rejected. At the mediation, the Physicians were demanding 1 million options to purchase Calidi common stock at 25 cents per share, 1 million options to purchase Calidi common stock at $3.86 per share, plus 250,000 shares of Calidi common stock, which amounts to an aggregate claims value of approximately $5.0 million as of December 31, 2022. The mediation was terminated without settlement and Calidi is planning to go to trial with a preliminary trial date set for September 8, 2023 in San Diego Superior Court. On March 24, 2023, Calidi initiated an arbitration proceeding with the American Health Lawyers Association seeking declaratory relief under Delaware law, specifically to determine that the Partnership Agreement was terminated in 2018, which is not a matter before the San Diego Superior Court. An arbitration date has not yet been set and there is no assurance that Calidi will prevail in the arbitration.

While Calidi is unable to provide any assurances as to the ultimate outcome of this matter, Calidi believes the allegations in the Physician’s complaint are without merit, and Calidi intends to vigorously defend against them. Although it is reasonably possible that the range of loss on this matter may be estimated to be between $207,000 and $5.0 million in a settlement based on the value of Calidi common stock as of December 31, 2022 (see Note 15), Calidi believes that the proposed offer estimate of $207,000 is the amount that is probable and estimable and has accrued this amount as of December 31, 2022, included in accrued expenses and other current liabilities. Calidi is currently unable to estimate the costs and timing of litigation, if any, including any potential damages in excess of the amounts accrued if the Physicians were to prevail on the claims.

Tax Filings

Calidi tax filings are subject to audit by taxing authorities in jurisdictions where it conducts business. These audits may result in assessments of additional taxes that are subsequently resolved with the authorities or potentially through the courts. Management believes Calidi has adequately provided for any ultimate amounts that are likely to result from these audits; however, final assessments, if any, could be significantly different than the amounts recorded in the consolidated financial statements.

Employment Contracts

Calidi has entered into employment and severance benefit contracts with certain executive officers and other employees. Under the provisions of the contracts, Calidi may be required to incur severance obligations for matters relating to changes in control, as defined, and certain terminations of those executives and employees. As of December 31, 2022 and 2021, Calidi had not accrued any such benefits.

Manufacturing and other supplier contracts

Calidi has entered into certain manufacturing and other supplier agreements with vendors principally for manufacturing drug product for clinical trials and continued development of the CLD-101 and CLD-201 programs, amounting to approximately $4.9 million in aggregate commitments, of which 2.3 million are denominated in Australian dollars (approximately $1.5 million) and 0.5 million are denominated in Euros (approximately $0.6 million) as of December 31, 2022.

As of December 31, 2022, Calidi had incurred approximately $2.3 million under these various agreements included in accounts payable and accrued expenses and other current liabilities and expects to incur the remaining amount in 2023.

License Agreement with City of Hope and the University of Chicago

See Note 3 for additional commitments under these agreements.

Indemnification

In the normal course of business, Calidi may provide indemnification of varying scope under Calidi’s agreements with other companies or consultants, typically Calidi’s clinical research organizations, investigators, clinical sites, suppliers and others. Pursuant to these agreements, Calidi will generally agree to indemnify, hold harmless, and reimburse the indemnified parties for losses and expenses suffered or incurred by the indemnified parties arising from claims of third parties. Indemnification provisions could also cover third party infringement claims with respect to patent rights, copyrights, or other intellectual property pertaining to Calidi. Calidi’s office and laboratory facility leases also will generally contain indemnification obligations, including obligations for indemnification of the lessor for environmental law matters and injuries to persons or property of others, arising from Calidi’s use or occupancy of the leased property. The term of these indemnification agreements will generally continue in effect after the termination or expiration of the particular research, development, services, lease, or other agreement to which they relate. The potential future payments Calidi could be required to make under these indemnification agreements will generally not be subject to any specified maximum amounts. Historically, Calidi has not been subject to any claims or demands for indemnification. Calidi also maintains various liability insurance policies that limit Calidi’s financial exposure. As a result, Calidi management believes that the fair value of these indemnification agreements is minimal. Accordingly, Calidi has not recorded any liabilities for these agreements as of December 31, 2022 and 2021.